As filed with the U.S. Securities and Exchange Commission
on November 12, 2015
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 286 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 289 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
623 Fifth Ave, 15th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 623 Fifth Ave, 15th floor New York, NY 10022 (Name and Address of Agent for Service)
With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on December 11, 2015 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 286 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 144, which was filed with the Securities and Exchange Commission on May 23, 2014. This Post-Effective Amendment No. 286 is filed solely for the purpose of designating December 11, 2015 as the new effective date of Post-Effective Amendment No. 144, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 279 on October 14, 2015, Post-Effective Amendment No. 272 on September 16, 2015, Post-Effective Amendment No. 265 on August 19, 2015, Post-Effective Amendment No. 260 on July 21, 2015, Post-Effective Amendment No. 250 on June 18, 2015, Post-Effective Amendment No. 240 on May 21, 2015, Post-Effective Amendment No. 233 on April 30, 2015, Post-Effective Amendment No. 226 on April 1, 2015, Post-Effective Amendment No. 214 on March 5, 2015, Post-Effective Amendment No. 207 on February 5, 2015, Post-Effective Amendment No. 202 on January 13, 2015, Post-Effective Amendment No. 197 on December 18, 2014, Post-Effective Amendment No. 190 on November 20, 2014, Post-Effective Amendment No. 182 on October 23, 2014, Post-Effective Amendment No. 170 on September 24, 2014, Post-Effective Amendment No. 164 on August 28, 2014, Post-Effective Amendment No. 156 on July 31, 2014. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 286 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of November, 2015.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee	November 12, 2015
Bruno del Ama

/s/ Luis Berruga	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer	November 12, 2015
Luis Berruga

*	Trustee
Sanjay Ram Bharwani		November 12, 2015

*	Trustee
Scott R. Chichester		November 12, 2015

*	Trustee
Kartik Kiran Shah		November 12, 2015

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney